Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	807,948
Proposed Maximum Offering Price per Unit	25.18
Maximum Aggregate Offering Price	$ 20,344,130.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,809.53
Offering Note	A. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) of Surrozen, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock, as applicable.

B. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $25.18 per share of Common Stock, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Stock Market on March 16, 2026.

C. The amount registered represents in the aggregate 1,543,003 additional shares of the Registrant’s Common Stock that were added to the shares authorized for issuance under the 2021 Plan pursuant to an annual “evergreen” increase provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan will increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 5% of the Fully-Diluted Common Stock (as defined in the 2021 Plan) on December 31st of the preceding year or (b) a number of shares of the Registrant’s common stock determined by the Registrant’s board of directors prior to the date of the increase.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	735,055
Proposed Maximum Offering Price per Unit	24.52
Maximum Aggregate Offering Price	$ 18,023,548.6
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,489.06
Offering Note	A. See Note 1A.

B. The proposed maximum offering price per unit is estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.52 per share of Common Stock, which represents the weighted average exercise price of stock options outstanding under the 2021 Plan immediately prior to the filing of this registration statement.

C. See Note 1C.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	63,288
Proposed Maximum Offering Price per Unit	21.41
Maximum Aggregate Offering Price	$ 1,354,996.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 187.13
Offering Note	A. See Note 1A.

B. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $21.41 per share of Common Stock, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Stock Market on March 16, 2026, multiplied by 85%, which is the percentage of the price per share applicable to shares issued under the 2021 ESPP.

C. The amount registered represents 63,288 additional shares of the Registrant’s Common Stock that were added to the shares authorized for issuance under the 2021 ESPP pursuant to an annual “evergreen” increase provision contained in the 2021 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2021 ESPP will increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 1% of the Fully-Diluted Common Stock (as defined in the 2021 ESPP) on December 31st of the preceding calendar year, and (b) 63,288 shares of Common Stock. Shares subject to purchase rights granted under the 2021 ESPP that terminate without having been exercised in full will not reduce the number of shares available for issuance under the 2021 ESPP.